SHARE CAPITAL (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Beginning balance	€ 864	€ 806	€ 752
Ending balance	973	864	806
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	3	3	3
Ending balance	3	3	3
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	420	420	420
Ending balance	420	420	€ 420
Treasury shares
Disclosure of classes of share capital [line items]
Beginning balance	0
Ending balance	€ (10)	€ 0
Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	146,819,884
Ending balance (in shares)	146,819,884	146,819,884
Ordinary shares | Treasury shares
Disclosure of classes of share capital [line items]
Ending balance (in shares)	553,635